NYSE Regulation

11000242

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

May 17, 2011

CERT ARCA

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Russell Exchange Traded Funds Trust
CIK: 0001469030
SEC File No.: 001-34687
Form Type: 8-A12B
Filing Date: 5/16/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on May 10, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Russell 1000 Low Beta ETF
Russell 1000 High Beta ETF
Russell 1000 Low Volatility ETF
Russell 1000 High Volatility ETF
Russell 1000 High Momentum ETF
Russell 2000 Low Beta ETF
Russell 2000 High Beta ETF
Russell 2000 Low Volatility ETF
Russell 2000 High Volatility ETF
Russell 2000 High Momentum ETF

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632.. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance